Basis of presentation and accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Equity	797,142	803,324	834,101	$ 1,466,565
Revenue (Notes 5)	1,575,153	1,366,336	1,187,090
Gross profit	545,170	507,262	427,935
Operating income	369,149	331,813	273,622
Financial Results	(239,492)	(235,430)	(153,032)
Share of income in associates	(15,841)	(1,306)	(69,317)
Income tax expense	46,925	56,359	44,969
Net income	66,891	29,240	115,291
Other comprehensive (income) / loss for the year	(25,135)	(44,637)	(210,539)
Total comprehensive income/(loss) for the year	41,756	(15,397)	(95,248)
Increase/(decrease) in cash
Provided by operating activities	(49,422)	172,772	43,593
Used in investing activities	(45,162)	35,844	(86,379)
Used in financing activities	128,955	(159,379)	22,813
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Non-current assets	236,893	199,316	203,251
Current assets	62,144	51,453	60,788
Total assets	299,037	250,769	264,039
Non-current liabilities	73,762	68,646	76,629
Current liabilities	89,057	63,806	67,080
Total liabilities	162,819	132,452	143,709
Equity	136,218	118,317	120,330
Revenue (Notes 5)	154,526	141,347	152,663
Gross profit	50,269	45,057	41,438
Operating income	19,469	17,854	14,212
Financial Results	(1,630)	(1,240)	(1,894)
Share of income in associates	39		1,842
Income tax expense	(5,893)	(5,624)	(4,654)
Net income	11,985	10,990	9,506
Other comprehensive (income) / loss for the year	16,469	(4,643)	(10,761)
Total comprehensive income/(loss) for the year	$ 28,454	$ 6,347	$ (1,255)
Dividends paid	$ (10,584)	$ (4,268)	$ (3,831)
Increase/(decrease) in cash
Provided by operating activities	$ 13,345	$ 16,514	$ 23,210
Used in investing activities	(19,315)	(10,170)	(7,319)
Used in financing activities	$ (9,981)	$ (10,979)	$ (9,634)